ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables and accrued liabilities are comprised as follows:

	December 31, 2023	December 31, 2022
Trade payables	$2,137	$67,584
Accrued royalties and taxes	1,230,012	1,018,737
Accrued other liabilities	48,911	38,871
	$1,281,060	$1,125,192

The following table shows the aging of the Company's trade payables:

	December 31, 2023	December 31, 2022
Current	$2,137	$67,584
>60 days	-	-
	$2,137	$67,584